Allowance for Loan Losses - Average Recorded Investment and Interest Income Recognized for TDR (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, Average Recorded Investment	$ 8,181	$ 6,386	$ 2,520
Impaired financing receivable, Interest Income Recognized	530	439	169
Private Education Loans - Traditional [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, Average Recorded Investment	6,805	5,181	1,960
Impaired financing receivable, Interest Income Recognized	418	333	121
Private Education Loans - Non-Traditional [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, Average Recorded Investment	1,376	1,205	560
Impaired financing receivable, Interest Income Recognized	$ 112	$ 106	$ 48